Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Years ending December 31:
2017	$ 528
2018	238
2019	44
2020	44
2021-2025	184
Future minimum lease commitments	$ 1,038